Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Year	Dec. 31, 2018 USD ($) Year
Pension Obligations [Line Items]
Settlement payments from plan assets	$ (6,307)	$ (120,018)
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 12,070
Weighted average duration of defined benefit obligation | Year	19.3	17.3
Return on plan assets, percentage	15.10%	(2.60%)
Active members [Member]
Pension Obligations [Line Items]
Weighted average duration of defined benefit obligation | Year	19.7	17.6
Deferred members [Member]
Pension Obligations [Line Items]
Weighted average duration of defined benefit obligation | Year	22.0	14.0
Retired members [Member]
Pension Obligations [Line Items]
Weighted average duration of defined benefit obligation | Year	10.5	10.4
Actuarial assumption of discount rates [Member]
Pension Obligations [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (21,290)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 24,435
Actuarial assumption of expected rates of salary increases [Member]
Pension Obligations [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,476
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,125)
Actuarial assumptions of life expectancy [Member]
Pension Obligations [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,386
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,446)